Schedule of investments
Macquarie Limited-Term Diversified Income Fund	September 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.68%
Fannie Mae Grantor Trust Series 2001-T5 A2 7.00% 6/19/41 •	10,497	$ 10,607
Freddie Mac REMICs
Series 4764 PA 3.00% 10/15/45	191,320	187,510
Series 5092 WG 1.00% 4/25/31	2,726,186	2,569,628
Freddie Mac Structured Pass Through Certificates
Series T-30 A5 8.61% 12/25/30 ♦, ~	1,890	1,787
Series T-54 2A 6.50% 2/25/43 ♦	420	423
Series T-58 2A 6.50% 9/25/43 ♦	167,657	171,311
GNMA
Series 2004-31 ZB 5.00% 4/20/34	590,537	588,896
Series 2012-39 PA 2.00% 3/16/42	815,753	766,163
Series 2015-151 KC 3.50% 4/20/34	264,891	258,253
Total Agency Collateralized Mortgage Obligations (cost $4,832,922)		4,554,578

Agency Commercial Mortgage-Backed Securities — 1.65%
FREMF Mortgage Trust
Series 2015-KF12 B 144A 11.569% (SOFR + 7.21%, Floor 7.10%) 9/25/45 #, •	2,284,181	2,373,617
Series 2017-KF33 B 144A 7.019% (SOFR + 2.66%, Floor 2.55%) 6/25/27 #, •	968,036	930,832
Series 2017-KF40 B 144A 7.169% (SOFR + 2.81%, Floor 2.70%) 11/25/27 #, •	1,447,006	1,384,450
Series 2019-KF60 B 144A 6.819% (SOFR + 2.46%, Floor 2.35%) 2/25/26 #, •	1,656,883	1,644,497
Series 2019-KF61 B 144A 6.669% (SOFR + 2.31%, Floor 2.20%) 4/25/29 #, •	651,105	622,385
Series 2019-KF68 B 144A 6.669% (SOFR + 2.31%, Floor 2.20%) 7/25/26 #, •	1,403,492	1,382,056
Series 2019-KF70 B 144A 6.769% (SOFR + 2.41%, Floor 2.30%) 9/25/29 #, •	838,158	828,255
Series 2020-KF74 B 144A 6.619% (SOFR + 2.26%, Floor 2.15%) 1/25/27 #, •	872,290	864,119
Series 2020-KF75 B 144A 6.719% (SOFR + 2.36%, Floor 2.25%) 12/25/29 #, •	991,846	922,184
Total Agency Commercial Mortgage-Backed Securities (cost $11,084,964)		10,952,395

Agency Mortgage-Backed Securities — 8.00%
Fannie Mae S.F. 15 yr 4.50% 9/1/37	45,599	45,601
NQ- 022 [0925] 1125 (4967853)    1

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 20 yr
4.00% 12/1/31	264,268	$ 262,738
4.00% 8/1/42	138,931	135,806
4.00% 9/1/42	419,883	410,439
5.50% 8/1/43	538,366	551,789
Fannie Mae S.F. 30 yr
5.50% 5/1/44	1,340,295	1,394,583
5.50% 10/1/52	1,017,617	1,033,155
5.50% 11/1/52	866,237	883,706
5.50% 12/1/52	192,759	195,492
5.50% 3/1/53	1,647,428	1,668,086
5.50% 7/1/54	128,642	129,838
5.50% 9/1/54	403,748	407,440
5.50% 1/1/55	679,653	685,544
5.50% 2/1/55	10,155,595	10,243,097
5.50% 3/1/55	1,253,197	1,265,788
5.50% 5/1/55	811,482	818,537
6.00% 1/1/42	954,852	1,006,200
6.00% 12/1/52	1,189,689	1,223,794
6.00% 8/1/54	2,654,608	2,713,853
6.00% 12/1/54	1,841,380	1,881,683
6.00% 4/1/55	5,784,158	5,911,251
Freddie Mac S.F. 15 yr
3.00% 3/1/35	255,396	245,848
3.50% 1/1/29	242,102	240,072

Freddie Mac S.F. 20 yr 3.00% 9/1/40	169,322	157,716
Freddie Mac S.F. 30 yr
5.00% 6/1/53	3,024,434	3,012,633
5.50% 9/1/52	2,038,529	2,075,499
5.50% 11/1/52	853,298	869,390
5.50% 3/1/53	1,580,160	1,615,617
5.50% 12/1/54	48,608	49,305
5.50% 3/1/55	4,936,233	4,979,004
5.50% 4/1/55	230,544	232,531
5.50% 5/1/55	325,055	327,855
6.00% 1/1/53	838,405	869,781
6.00% 3/1/53	2,774,929	2,845,945
GNMA II S.F. 30 yr
3.00% 1/20/52	462,089	412,885
5.50% 5/20/53	1,358,447	1,376,373
2    NQ- 022 [0925] 1125 (4967853)

	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
GNMA II S.F. 30 yr
6.00% 5/20/53	1,048,539	$ 1,080,115
Total Agency Mortgage-Backed Securities (cost $52,675,689)		53,258,989

Collateralized Loan Obligations — 4.92%
AGL CLO 17 Series 2022-17A AR 144A 5.275% (TSFR03M + 0.95%, Floor 0.95%) 1/21/35 #, •	1,450,000	1,448,066
Ballyrock CLO 27 Series 2024-27A A1A 144A 5.668% (TSFR03M + 1.35%, Floor 1.35%) 10/25/37 #, •	1,150,000	1,152,466
Canyon Capital CLO Series 2019-2A AR2 144A 5.328% (TSFR03M + 1.01%, Floor 1.01%) 10/15/34 #, •	750,000	749,795
Canyon CLO Series 2020-2A AR2 144A 5.348% (TSFR03M + 1.03%, Floor 1.03%) 10/15/34 #, •	1,100,000	1,097,558
Carlyle Global Market Strategies CLO Series 2014-2RA A1 144A 5.523% (TSFR03M + 1.31%) 5/15/31 #, •	75,036	75,028
CBAM Series 2020-13A A 144A 6.017% (TSFR03M + 1.69%, Floor 1.43%) 1/20/34 #, •	3,000,000	3,005,955
KKR CLO 41 Series 2022-41A A1 144A 5.648% (TSFR03M + 1.33%, Floor 1.33%) 4/15/35 #, •	5,000,000	5,004,185
Magnetite XL Series 2024-40A A1 144A 5.768% (TSFR03M + 1.45%, Floor 1.45%) 7/15/37 #, •	3,500,000	3,515,305
Octagon Investment Partners 51 Series 2021-1A AR 144A 5.315% (TSFR03M + 0.99%, Floor 0.99%) 7/20/34 #, •	1,500,000	1,495,781
PPM CLO 3 Series 2019-3A AR 144A 5.674% (TSFR03M + 1.35%, Floor 1.09%) 4/17/34 #, •	3,750,000	3,753,907
Sound Point CLO XXV Series 2019-4A A1R 144A 5.598% (TSFR03M + 1.28%, Floor 1.28%) 4/25/33 #, •	5,000,000	5,005,230
TRESTLES CLO V Series 2021-5A A1R 144A 5.575% (TSFR03M + 1.25%, Floor 1.25%) 10/20/34 #, •	4,000,000	4,000,784
Venture 34 CLO Series 2018-34A AR 144A 5.598% (TSFR03M + 1.28%, Floor 1.28%) 10/15/31 #, •	443,987	444,192
Zais CLO 16 Series 2020-16A A1R2 144A 5.455% (TSFR03M + 1.13%, Floor 1.13%) 10/20/34 #, •	2,050,000	2,049,424
Total Collateralized Loan Obligations (cost $32,738,413)		32,797,676

NQ- 022 [0925] 1125 (4967853)    3

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds — 21.48%
Banking — 8.72%
Akbank TAS 144A 7.498% 1/20/30 #	200,000	$ 209,998
Banco de Credito e Inversiones 144A 3.50% 10/12/27 #	300,000	295,869
Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #	200,000	208,602
Bank of America
5.819% 9/15/29 μ	1,400,000	1,464,320
6.204% 11/10/28 μ	75,000	78,176
6.25% 7/26/30 μ, ψ	2,840,000	2,878,842

Bank of New York Mellon 5.802% 10/25/28 μ	2,064,000	2,137,175
Citibank
5.438% 4/30/26	915,000	921,315
5.488% 12/4/26	825,000	838,325

Citigroup 4.503% 9/11/31 μ	1,635,000	1,636,261
Deutsche Bank
4.95% 8/4/31 μ	1,814,000	1,831,545
5.297% 5/9/31 μ	1,070,000	1,096,291
6.819% 11/20/29 μ	715,000	764,948
7.146% 7/13/27 μ	925,000	944,880

First Citizens BancShares 5.60% 9/5/35 μ	317,000	316,271
Goldman Sachs Group
4.25% 10/21/25	3,234,000	3,231,923
4.984% (SOFR + 0.79%) 12/9/26 •	3,700,000	3,704,014
5.004% (SOFR + 0.81%) 3/9/27 •	4,905,000	4,911,542

ICICI Bank 144A 4.00% 3/18/26 #	200,000	199,684
Itau Unibanco Holding 144A 6.00% 2/27/30 #	200,000	207,865
JPMorgan Chase & Co.
5.14% 1/24/31 μ	955,000	986,531
5.191% (SOFR + 0.89%) 4/22/27 •	955,000	958,219
5.571% 4/22/28 μ	1,315,000	1,344,083

KeyBank 5.85% 11/15/27	465,000	479,792
Metropolitan Bank & Trust 5.375% 3/6/29 ■	200,000	207,503
Morgan Stanley
6.138% 10/16/26 μ	10,465,000	10,471,771
6.407% 11/1/29 μ	488,000	518,755

Morgan Stanley Bank 5.504% 5/26/28 μ	1,380,000	1,410,845
Morgan Stanley Private Bank 4.734% 7/18/31 μ	690,000	700,638
NBK SPC 144A 1.625% 9/15/27 #, μ	200,000	194,688
Oversea-Chinese Banking 144A 4.55% 9/8/35 #, μ	200,000	199,906
PNC Bank 4.429% 7/21/28 μ	2,030,000	2,040,677
PNC Financial Services Group 5.30% 1/21/28 μ	1,635,000	1,659,531
Popular 7.25% 3/13/28	675,000	705,713
4    NQ- 022 [0925] 1125 (4967853)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)

Shinhan Bank 3.875% 3/24/26 ■	300,000	$ 299,367
Truist Bank 4.632% 9/17/29 μ	530,000	534,324
UBS Group
144A 4.398% 9/23/31 #, μ	675,000	672,859
144A 6.85% 9/10/29 #, μ, ψ	780,000	807,256
144A 7.00% 2/10/30 #, μ, ψ	755,000	775,902
US Bancorp
5.046% 2/12/31 μ	1,265,000	1,297,807
5.727% 10/21/26 μ	107,000	107,073
6.787% 10/26/27 μ	1,330,000	1,365,790
Wells Fargo & Co.
4.078% 9/15/29 μ	835,000	832,510
5.15% 4/23/31 μ	575,000	593,164
5.244% 1/24/31 μ	975,000	1,008,991
		58,051,541
Basic Industry — 0.30%
Rio Tinto Finance USA 4.50% 3/14/28	1,750,000	1,769,784
Sasol Financing USA 4.375% 9/18/26	200,000	199,114
		1,968,898
Brokerage — 0.05%
Jefferies Financial Group 5.875% 7/21/28	315,000	328,038
		328,038
Capital Goods — 1.24%
Boeing 6.388% 5/1/31	385,000	419,510
Embraer Netherlands Finance 144A 7.00% 7/28/30 #	255,000	279,169
Herc Holdings 144A 6.625% 6/15/29 #	2,065,000	2,123,342
Mauser Packaging Solutions Holding 144A 7.875% 4/15/27 #	1,930,000	1,951,332
Republic Services 0.875% 11/15/25	2,200,000	2,190,131
RTX 5.75% 11/8/26	1,298,000	1,319,867
		8,283,351
Communications — 1.78%
AT&T 1.70% 3/25/26	2,640,000	2,609,357
ATP Tower Holdings 144A 7.875% 2/3/30 #	200,000	206,337
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	200,000	205,152
IHS Holding 144A 6.25% 11/29/28 #	200,000	200,642
Prosus 144A 3.257% 1/19/27 #	200,000	196,962
Sirius XM Radio 144A 5.00% 8/1/27 #	2,090,000	2,081,657
NQ- 022 [0925] 1125 (4967853)    5

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Communications (continued)
Sitios Latinoamerica 144A 6.00% 11/25/29 #	200,000	$ 208,360
SoftBank 144A 4.699% 7/9/30 #	1,955,000	1,971,674
T-Mobile USA 3.75% 4/15/27	4,010,000	3,987,832
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #	200,000	208,887
		11,876,860
Consumer Cyclical — 1.64%
Alsea 144A 7.75% 12/14/26 #	200,000	201,510
Ford Motor Credit
3.375% 11/13/25	4,130,000	4,122,564
6.798% 11/7/28	525,000	548,305
6.80% 5/12/28	1,350,000	1,402,294

Gildan Activewear 144A 4.70% 10/7/30 #	1,740,000	1,738,090
Hyundai Capital Services 144A 5.25% 1/22/28 #	200,000	204,075
Lowe's 4.25% 3/15/31	1,045,000	1,038,540
Meituan 144A 4.625% 10/2/29 #	200,000	200,415
Prime Security Services Borrower
144A 3.375% 8/31/27 #	1,340,000	1,304,439
144A 5.75% 4/15/26 #	182,000	182,992
		10,943,224
Consumer Non-Cyclical — 0.98%
Bunge Limited Finance 4.20% 9/17/29	2,400,000	2,392,922
Central American Bottling 144A 5.25% 4/27/29 #	200,000	197,693
McCormick & Co. 0.90% 2/15/26	2,975,000	2,936,514
Sysco 5.10% 9/23/30	775,000	799,452
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28	200,000	207,782
		6,534,363
Electric — 1.49%
American Electric Power 5.80% 3/15/56 μ	975,000	974,021
Black Hills 4.55% 1/31/31	840,000	840,504
Chile Electricity Lux MPC 144A 6.01% 1/20/33 #	210,325	221,267
Duke Energy Carolinas 3.95% 11/15/28	1,785,000	1,785,411
Mexico Generadora de Energia 144A 5.50% 12/6/32 #	109,718	112,123
Minejesa Capital 144A 4.625% 8/10/30 #	143,840	142,877
Mong Duong Finance Holdings 144A 5.125% 5/7/29 #	169,400	167,758
National Rural Utilities Cooperative Finance 4.45% 3/13/26	1,080,000	1,080,618
NRG Energy 144A 4.734% 10/15/30 #	1,350,000	1,350,416
6    NQ- 022 [0925] 1125 (4967853)

	Principal amount°	Value (US $)

Corporate Bonds (continued)
Electric (continued)
Southern 4.85% 6/15/28	3,210,000	$ 3,269,811
		9,944,806
Energy — 1.67%
Azule Energy Finance 144A 8.125% 1/23/30 #	200,000	201,910
Enbridge
4.90% 6/20/30	700,000	716,224
5.25% 4/5/27	795,000	807,407

Energy Transfer 5.55% 2/15/28	4,440,000	4,571,237
Galaxy Pipeline Assets Bidco 144A 1.75% 9/30/27 #	1,687,182	1,646,944
GNL Quintero 144A 4.634% 7/31/29 #	94,160	94,366
Medco Maple Tree 144A 8.96% 4/27/29 #	250,000	261,449
Targa Resources Partners 5.00% 1/15/28	2,445,000	2,447,849
Woodside Finance 5.70% 5/19/32	365,000	379,190
		11,126,576
Finance Companies — 1.83%
AerCap Ireland Capital DAC
3.00% 10/29/28	370,000	356,679
5.10% 1/19/29	3,160,000	3,236,742

Air Lease 2.875% 1/15/26	875,000	871,214
Ares Capital 5.10% 1/15/31	1,945,000	1,931,484
Aviation Capital Group
144A 4.80% 10/24/30 #	1,785,000	1,784,128
144A 5.375% 7/15/29 #	1,315,000	1,347,568

Avolon Holdings Funding 144A 4.95% 1/15/28 #	960,000	969,977
Blackstone Private Credit Fund
5.05% 9/10/30	840,000	830,474
5.60% 11/22/29	870,000	885,711
		12,213,977
Industrials — 0.23%
Quanta Services 4.30% 8/9/28	1,520,000	1,527,735
		1,527,735
Insurance — 0.58%
Aon North America 5.125% 3/1/27	1,070,000	1,085,317
FWD Group Holdings 144A 5.252% 9/22/30 #	200,000	200,801
New York Life Global Funding 144A 5.45% 9/18/26 #	1,850,000	1,876,849
Northwestern Mutual Global Funding 144A 4.96% 1/13/30 #	660,000	677,470
		3,840,437
NQ- 022 [0925] 1125 (4967853)    7

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Real Estate Investment Trusts — 0.22%
Simon Property Group 4.375% 10/1/30	1,260,000	$ 1,263,465
Trust Fibra Uno 144A 4.869% 1/15/30 #	200,000	196,216
		1,459,681
Technology — 0.67%
Baidu 1.72% 4/9/26	1,050,000	1,036,506
Kaspi.KZ JSC 144A 6.25% 3/26/30 #	200,000	206,062
Oracle
4.45% 9/26/30	825,000	824,785
5.80% 11/10/25	2,355,000	2,358,409
		4,425,762
Transportation — 0.05%
Latam Airlines Group 144A 7.875% 4/15/30 #	155,000	161,463
United Airlines 144A 4.375% 4/15/26 #	175,000	174,882
		336,345
Utilities — 0.03%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #	200,000	211,772
		211,772
Total Corporate Bonds (cost $141,588,787)		143,073,366

Government Agency Obligations — 0.30%
Baiterek National Managing Holding JSC 144A 4.65% 10/1/30 #	200,000	197,779
DAE Sukuk DIFC 144A 3.75% 2/15/26 #	200,000	199,242
Freeport Indonesia 144A 4.763% 4/14/27 #	200,000	201,416
Georgian Railway JSC 4.00% 6/17/28 ■	200,000	186,911
Ma'aden Sukuk 144A 5.25% 2/13/30 #	200,000	206,581
MISC Capital Two Labuan 144A 3.75% 4/6/27 #	200,000	197,983
OCP 144A 6.10% 4/30/30 #	200,000	209,758
Pertamina Hulu Energi 144A 5.25% 5/21/30 #	200,000	204,484
Petronas Capital 144A 4.95% 1/3/31 #	200,000	206,552
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	200,000	203,490
Total Government Agency Obligations (cost $1,971,754)		2,014,196

8    NQ- 022 [0925] 1125 (4967853)

	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities — 17.23%
American Express Credit Account Master Trust Series 2023-1 A 4.87% 5/15/28	1,500,000	$ 1,508,151
ARI Fleet Lease Trust
Series 2024-B A2 144A 5.54% 4/15/33 #	2,484,920	2,504,729
Series 2025-A B 144A 4.70% 1/17/34 #	1,000,000	1,007,811

Chase Issuance Trust Series 2024-A1 A 4.60% 1/15/29	6,000,000	6,056,809
CNH Equipment Trust Series 2024-A A2 5.19% 7/15/27	268,699	268,800
Enterprise Fleet Financing Series 2023-3 A2 144A 6.40% 3/20/30 #	2,130,069	2,162,043
Ford Credit Auto Lease Trust Series 2024-A A3 5.06% 5/15/27	2,410,982	2,416,976
Ford Credit Auto Owner Trust
Series 2022-A B 1.91% 7/15/27	5,215,000	5,188,313
Series 2023-1 A 144A 4.85% 8/15/35 #	4,000,000	4,070,501
Series 2024-B A3 5.10% 4/15/29	6,500,000	6,595,891

Ford Credit Floorplan Master Owner Trust Series 2024-1 A1 144A 5.29% 4/15/29 #	10,000,000	10,189,119
GM Financial Consumer Automobile Receivables Trust Series 2024-2 A2B 4.764% (SOFR + 0.39%) 3/16/27 •	191,882	191,916
GMF Floorplan Owner Revolving Trust
Series 2023-1 A2 144A 5.522% (SOFR + 1.15%) 6/15/28 #, •	1,000,000	1,004,982
Series 2024-1A A1 144A 5.13% 3/15/29 #	4,000,000	4,062,204

GreatAmerica Leasing Receivables Funding Series 2024-1 A3 144A 4.98% 1/18/28 #	2,700,000	2,729,095
Hyundai Auto Lease Securitization Trust
Series 2024-A A3 144A 5.02% 3/15/27 #	4,171,251	4,182,922
Series 2024-C A3 144A 4.62% 4/17/28 #	2,000,000	2,013,228

Mercedes-Benz Auto Lease Trust Series 2024-A A2B 4.792% (SOFR + 0.42%) 2/16/27 •	835,501	835,846
NextGear Floorplan Master Owner Trust Series 2024-1A A1 144A 5.272% (SOFR + 0.90%, Floor 0.90%) 3/15/29 #, •	3,000,000	3,013,681
Nissan Master Owner Trust Receivables Series 2024-B A 144A 5.05% 2/15/29 #	4,000,000	4,051,097
PFS Financing Series 2025-A A 144A 5.022% (SOFR + 0.65%, Floor 0.65%) 1/15/29 #, •	10,050,000	10,059,067
Santander Drive Auto Receivables Trust
Series 2025-1 D 5.43% 3/17/31	3,750,000	3,805,886
Series 2025-2 A2 4.71% 6/15/28	1,914,193	1,917,684

SBA Tower Trust 144A 1.884% 1/15/26 #	3,222,000	3,197,557
Toyota Auto Loan Extended Note Trust Series 2022-1A A 144A 3.82% 4/25/35 #	8,000,000	7,978,998
NQ- 022 [0925] 1125 (4967853)    9

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Non-Agency Asset-Backed Securities (continued)
Toyota Auto Receivables Owner Trust
Series 2024-A A3 4.83% 10/16/28	1,000,000	$ 1,006,666
Series 2024-B A3 5.33% 1/16/29	3,500,000	3,553,282
Series 2024-C A4 4.83% 11/15/29	5,000,000	5,085,871

Verizon Master Trust Series 2024-3 A1A 5.34% 4/22/30	4,000,000	4,087,632
Volkswagen Auto Lease Trust Series 2024-A A3 5.21% 6/21/27	4,000,000	4,035,435
Volkswagen Auto Loan Enhanced Trust Series 2023-2 A2B 5.019% (SOFR + 0.63%) 3/22/27 •	542,552	542,711
Wheels Fleet Lease Funding 1 Series 2024-3A A1 144A 4.80% 9/19/39 #	3,868,049	3,906,164
World Omni Auto Receivables Trust Series 2022-D A3 5.61% 2/15/28	1,494,345	1,500,430
Total Non-Agency Asset-Backed Securities (cost $113,679,394)		114,731,497

Non-Agency Collateralized Mortgage Obligations — 2.84%
COLT Mortgage Loan Trust Series 2023-3 A1 144A 7.18% 9/25/68 #, φ	1,384,213	1,404,541
Connecticut Avenue Securities Series 2025-R01 1M2 144A 5.856% (SOFR + 1.50%) 1/25/45 #, •	1,020,000	1,020,312
Connecticut Avenue Securities Trust
Series 2023-R08 1M1 144A 5.856% (SOFR + 1.50%) 10/25/43 #, •	896,400	897,239
Series 2025-R02 1M2 144A 5.956% (SOFR + 1.60%) 2/25/45 #, •	1,620,000	1,622,507
Series 2025-R03 2M1 144A 5.956% (SOFR + 1.60%) 3/25/45 #, •	538,239	540,512
Series 2025-R05 2M2 144A 5.956% (SOFR + 1.60%) 7/25/45 #, •	640,000	642,235
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2023-HQA3 A1 144A 6.206% (SOFR + 1.85%) 11/25/43 #, •	1,507,047	1,524,142
Series 2024-DNA3 M1 144A 5.356% (SOFR + 1.00%) 10/25/44 #, •	689,157	688,958
Series 2025-DNA1 M2 144A 5.706% (SOFR + 1.35%) 1/25/45 #, •	2,360,000	2,349,686
Series 2025-DNA2 M1 144A 5.556% (SOFR + 1.20%) 5/25/45 #, •	2,714,264	2,717,876
Series 2025-DNA3 M2 144A 5.87% (SOFR + 1.50%) 9/25/45 #, •	630,000	630,389

10    NQ- 022 [0925] 1125 (4967853)

	Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)

OBX Trust Series 2023-NQM8 A1 144A 7.045% 9/25/63 #, φ	1,412,565	$ 1,433,007
Radnor Re Series 2024-1 M1A 144A 6.356% (SOFR + 2.00%, Floor 2.00%) 9/25/34 #, •	301,137	301,360
Verus Securitization Trust Series 2023-6 A1 144A 6.665% 9/25/68 #, φ	3,122,766	3,158,474
Total Non-Agency Collateralized Mortgage Obligations (cost $18,836,703)		18,931,238

Sovereign Bonds — 0.21%Δ
Dominican Republic — 0.03%
Dominican Republic International Bond 144A 4.50% 1/30/30 #	200,000	196,420
		196,420
Hong Kong — 0.03%
Airport Authority 144A 4.875% 7/15/30 #	200,000	208,110
		208,110
Kazakhstan — 0.03%
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #	200,000	204,281
		204,281
Mexico — 0.04%
Eagle Funding Luxco 144A 5.50% 8/17/30 #	250,000	253,952
		253,952
Poland — 0.02%
Republic of Poland Government International Bonds 4.875% 2/12/30	150,000	154,482
		154,482
Serbia — 0.03%
Serbia International Bond 144A 2.125% 12/1/30 #	200,000	175,221
		175,221
NQ- 022 [0925] 1125 (4967853)    11

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
	Principal amount°	Value (US $)

Sovereign Bonds Δ(continued)
South Korea — 0.03%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	200,000	$ 204,705
		204,705
Total Sovereign Bonds (cost $1,344,195)		1,397,171

Supranational Banks — 0.03%
Africa Finance 144A 5.55% 10/8/29 #	200,000	204,945
Total Supranational Banks (cost $200,000)		204,945

US Treasury Obligations — 37.41%
US Treasury Inflation Indexed Bonds 1.625% 10/15/29	42,257,737	43,106,200
US Treasury Notes
3.375% 9/15/28	9,645,000	9,579,821
3.625% 8/31/27	97,970,000	97,970,000
3.625% 8/15/28	72,020,000	72,028,441
3.75% 12/31/28	26,380,000	26,468,621
Total US Treasury Obligations (cost $249,369,950)		249,153,083
	Number of shares
Short-Term Investments — 6.26%
Money Market Mutual Funds — 6.26%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	10,425,000	10,425,000
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	10,425,000	10,425,000
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	10,425,000	10,425,000
12    NQ- 022 [0925] 1125 (4967853)

	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	10,425,000	$ 10,425,000
Total Short-Term Investments (cost $41,700,000)		41,700,000
Total Value of Securities—101.01% (cost $670,022,771)		672,769,134

Liabilities Net of Receivables and Other Assets—(1.01%)★		(6,712,151)
Net Assets Applicable to 83,865,984 Shares Outstanding—100.00%		$666,056,983
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at September 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
♦	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at September 30, 2025.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At September 30, 2025, the aggregate value of Rule 144A securities was $161,531,081, which represents 24.25% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at September 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
NQ- 022 [0925] 1125 (4967853)    13

Schedule of investments
Macquarie Limited-Term Diversified Income Fund
φ	Step coupon bond. Stated rate in effect at September 30, 2025 through maturity date.
Δ	Securities have been classified by country of risk.
★	Includes $1,383,361 cash collateral held at broker for futures contracts as of September 30, 2025.
The following futures contracts were outstanding at September 30, 2025:
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
959	US Treasury 2 yr Notes	$199,854,102	$199,736,481	12/31/25	$117,621	$—	$104,891
(741)	US Treasury 5 yr Notes	(80,913,725)	(81,025,972)	12/31/25	112,247	—	(28,944)
(48)	US Treasury 10 yr Ultra Notes	(5,523,751)	(5,492,501)	12/19/25	—	(31,250)	3,000
(21)	US Treasury Long Bonds	(2,448,469)	(2,403,625)	12/19/25	—	(44,843)	5,250
Total Futures Contracts			$110,814,383		$229,868	$(76,093)	$84,197
The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the variation margin is reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DAC – Designated Activity Company
DIFC – Dubai International Financial Centre
FREMF – Freddie Mac Multifamily
14    NQ- 022 [0925] 1125 (4967853)

Summary of abbreviations: (continued)
GNMA – Government National Mortgage Association
JSC – Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TSFR03M – 3 Month Term Secured Overnight Financing Rate
USD – US Dollar
yr – Year
NQ- 022 [0925] 1125 (4967853)    15